Investments Accounted for Using the Equity Method - Summary of Investments Accounted for Using the Equity Method (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in associates	$ 25,030,827	$ 797,922	$ 20,410,983
Investments in joint venture	0	0	12,357
Investments accounted for using the equity method	$ 25,030,827	$ 797,922	$ 20,423,340	$ 19,678,314